Fair value of financial instruments	12 Months Ended
Dec. 31, 2014
Fair Value Measurements and Financial Instruments Disclosure [Abstract]
Fair Value Measurements and Financial Instruments Disclosure [Text Block]
24.	Fair value of financial instruments

The Bank determines the fair value of its financial instruments using the fair value hierarchy established in ASC Topic 820 - Fair Value Measurements and Disclosure, which requires the Bank to maximize the use of observable inputs (those that reflect the assumptions that market participants would use in pricing the asset or liability developed based on market information obtained from sources independent of the reporting entity) and to minimize the use of unobservable inputs (those that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances) when measuring fair value. Fair value is used on a recurring basis to measure assets and liabilities in which fair value is the primary basis of accounting. Additionally, fair value is used on a non-recurring basis to evaluate assets and liabilities for impairment or for disclosure purposes. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Depending on the nature of the asset or liability, the Bank uses some valuation techniques and assumptions when estimating fair value. The Bank applied the following fair value hierarchy:

Level 1 – Assets or liabilities for which an identical instrument is traded in an active market, such as publicly-traded instruments or futures contracts.

Level 2 – Assets or liabilities valued based on observable market data for similar instruments, quoted prices in markets that are not active; or other observable inputs that can be corroborated by observable market data for substantially the full term of the asset or liability.

Level 3 – Assets or liabilities for which significant valuation assumptions are not readily observable in the market; instruments measured based on the best available information, which might include some internally-developed data, and considers risk premiums that a market participant would require.

When determining the fair value measurements for assets and liabilities that are required or permitted to be recorded at fair value, the Bank considers the principal or most advantageous market in which it would transact and considers the assumptions that market participants would use when pricing the asset or liability. When possible, the Bank uses active and observable markets to price identical assets or liabilities. When identical assets and liabilities are not traded in active markets, the Bank uses observable market information for similar assets and liabilities. However, certain assets and liabilities are not actively traded in observable markets and the Bank must use alternative valuation techniques to determine the fair value measurement. The frequency of transactions, the size of the bid-ask spread and the size of the investment are factors considered in determining the liquidity of markets and the relevance of observed prices in those markets.

When there has been a significant decrease in the volume or level of activity for a financial asset or liability, the Bank uses the present value technique which considers market information to determine a representative fair value in usual market conditions.

A description of the valuation methodologies used for assets and liabilities measured at fair value on a recurring basis, including the general classification of such assets and liabilities under the fair value hierarchy is presented below:

Trading assets and liabilities and securities available-for-sale

Trading assets and liabilities are carried at fair value, which is based upon quoted prices when available, or if quoted market prices are not available, on discounted expected cash flows using market rates commensurate with the credit quality and maturity of the security.

Securities available-for-sale are carried at fair value, based on quoted market prices when available, or if quoted market prices are not available, based on discounted expected cash flows using market rates commensurate with the credit quality and maturity of the security.

When quoted prices are available in an active market, available-for-sale securities and trading assets and liabilities are classified in level 1 of the fair value hierarchy. If quoted market prices are not available or they are available in markets that are not active, then fair values are estimated based upon quoted prices of similar instruments, or where these are not available, by using internal valuation techniques, principally discounted cash flows models. Such securities are classified within level 2 of the fair value hierarchy.

Investment funds

The investment funds invest in trading assets and liabilities that are carried at fair value, which is based upon quoted market prices when available. For financial instruments for which quoted prices are not available, the investment funds use independent valuations from pricing providers that use their own proprietary valuation models that take into consideration discounted expected cash flows, using market rates commensurate with the credit quality and maturity of the security. These prices are compared to independent valuations from counterparties.

The investment funds are not traded in an active market and, therefore, representative market quotes are not readily available. Their fair value is adjusted on a monthly basis based on its financial results, its operating performance, its liquidity and the fair value of its long and short investment portfolio that are quoted and traded in active markets. Such investments are classified within level 2 of the fair value hierarchy.

Derivative financial instruments

The valuation techniques and inputs depend on the type of derivative and the nature of the underlying instrument. Exchange-traded derivatives that are valued using quoted prices are classified within level 1 of the fair value hierarchy.

For those derivative contracts without quoted market prices, fair value is based on internal valuation techniques using inputs that are readily observable and that can be validated by information available in the market. The principal technique used to value these instruments is the discounted cash flows model and the key inputs considered in this technique include interest rate yield curves and foreign exchange rates. These derivatives are classified within level 2 of the fair value hierarchy.

The fair value adjustments applied by the Bank to its derivative carrying values include credit valuation adjustments (“CVA”), which are applied to OTC derivative instruments, in which the base valuation generally discounts expected cash flows using the London Interbank Offered Rate (“LIBOR”) interest rate curves. Because not all counterparties have the same credit risk as that implied by the relevant LIBOR curve, a CVA is necessary to incorporate the market view of both, counterparty credit risk and the Bank’s own credit risk, in the valuation.

Own-credit and counterparty CVA is determined using a fair value curve consistent with the Bank’s or counterparty credit rating. The CVA is designed to incorporate a market view of the credit risk inherent in the derivative portfolio. However, most of the Bank’s derivative instruments are negotiated bilateral contracts and are not commonly transferred to third parties. Derivative instruments are normally settled contractually, or if terminated early, are terminated at a value negotiated bilaterally between the counterparties. Therefore, the CVA (both counterparty and own-credit) may not be realized upon a settlement or termination in the normal course of business. In addition, all or a portion of the CVA may be reversed or otherwise adjusted in future periods in the event of changes in the credit risk of the Bank or its counterparties or due to the anticipated termination of the transactions.

Transfer of financial assets

Gains or losses on sale of loans depend in part on the carrying amount of the financial assets involved in the transfer, and its fair value at the date of transfer. The fair value of instruments is determined based upon quoted market prices when available, or are based on the present value of future expected cash flows using information related to credit losses, prepayment speeds, forward yield curves, and discounted rates commensurate with the risk involved.

Financial instruments measured at fair value on a recurring basis by caption on the consolidated balance sheets using the fair value hierarchy are described below:

	December 31, 2014
			Internally developed
		Internally developed	models with
	Quoted market	models with	significant	Total carrying
	prices in an	significant observable	unobservable market	value in the
	active market	market information	information	consolidated
	(Level 1)	(Level 2)	(Level 3)	balance sheets
Assets
Securities available-for-sale
Corporate debt	119,095	-	-	119,095
Sovereign debt	219,878	-	-	219,878
Total securities available-for-sale	338,973	-	-	338,973

Investment funds	-	57,574	-	57,574
Derivative financial instruments used for hedging - receivable
Interest rate swaps	-	2,708	-	2,708
Cross-currency interest rate swaps	-	1,062	-	1,062
Forward foreign exchange	-	8,554	-	8,554
Total derivative financial instruments used for hedging - receivable	-	12,324	-	12,324
Total assets at fair value	338,973	69,898	-	408,871

Liabilities
Trading liabilities
Cross-currency interest rate swaps	-	52	-	52
Forward foreign exchange	-	-	-	-
Total trading liabilities	-	52	-	52
Derivative financial instruments used for hedging – payable
Interest rate swaps	-	3,090	-	3,090
Cross-currency interest rate swaps	-	37,107	-	37,107
Forward foreign exchange	-	90	-	90
Total derivative financial instruments used for hedging - payable	-	40,287	-	40,287
Total liabilities at fair value	-	40,339	-	40,339

	December 31, 2013
			Internally developed
		Internally developed	models with
	Quoted market	models with	significant	Total carrying
	prices in an	significant observable	unobservable market	value in the
	active market	market information	information	consolidated
	(Level 1)	(Level 2)	(Level 3)	balance sheets
Assets
Securities available-for-sale
Corporate debt	178,168	-	-	178,168
Sovereign debt	156,200	-	-	156,200
Total securities available-for-sale	334,368	-	-	334,368

Investment funds	-	118,661	-	118,661
Derivative financial instruments used for hedging - receivable
Interest rate swaps	-	5,018	-	5,018
Cross-currency interest rate swaps	-	9,175	-	9,175
Forward foreign exchange	-	1,024	-	1,024
Total derivative financial instruments used for hedging - receivable	-	15,217	-	15,217
Total assets at fair value	334,368	133,878	-	468,246

Liabilities
Trading liabilities
Interest rate swaps	-	65	-	65
Cross-currency interest rate swaps	-	7	-	7
Total trading liabilities	-	72	-	72
Derivative financial instruments used for hedging – payable
Interest rate swaps	-	1,646	-	1,646
Cross-currency interest rate swaps	-	6,834	-	6,834
Forward foreign exchange	-	92	-	92
Total derivative financial instruments used for hedging - payable	-	8,572	-	8,572
Total liabilities at fair value	-	8,644	-	8,644

Securities available-for-sale with fair value of $4,116 thousand as of December 31, 2013 were transferred during 2013 from level 2 to level 1 of the fair value hierarchy, because quoted prices of those securities are now available in an active market.

ASC Topic 825 - Financial Instruments requires disclosure of fair value of financial instruments including those assets and liabilities for which the Bank did not elect the fair value option. Bank’s management uses its best judgment in estimating the fair value of the Bank’s financial instruments; however, there are limitations in any estimation technique. The estimated fair value amounts have been measured as of their respective period-end. As such, the estimated fair values of these financial instruments subsequent to the respective reporting dates may be different than the amounts reported at each period-end.

The following information should not be interpreted as an estimate of the fair value of the Bank. Fair value calculations are only provided for a limited portion of the Bank’s financial assets and liabilities. Due to a wide range of valuation techniques and the degree of subjectivity used in making the estimates, comparison of fair value information of the Bank and other companies may not be meaningful for comparative analysis.

The following methods and assumptions were used by the Bank’s management in estimating the fair values of financial instruments whose fair value is not measured on a recurring basis:

Financial instruments with carrying value that approximates fair value

The carrying value of certain financial assets, including cash and due from banks, interest-bearing deposits in banks, customers’ liabilities under acceptances, accrued interest receivable and certain financial liabilities including customer’s demand and time deposits, securities sold under repurchase agreements, accrued interest payable, and acceptances outstanding, as a result of their short-term nature, are considered to approximate fair value. These instruments are classified in Level 2.

Securities held-to-maturity

The fair value has been based upon current market quotations, where available. If quoted market prices are not available, fair value has been estimated based upon quoted price of similar instruments, or where these are not available, on discounted expected cash flows using market rates commensurate with the credit quality and maturity of the security. These securities are classified in Levels 1 and 2.

Loans

The fair value of the loan portfolio, including impaired loans, is estimated by discounting future cash flows using the current rates at which loans would be made to borrowers with similar credit ratings and for the same remaining maturities, considering the contractual terms in effect as of December 31 of the relevant period. These assets are classified in Level 2.

Short and long-term borrowings and debt

The fair value of short and long-term borrowings and debt is estimated using discounted cash flow analysis based on the current incremental borrowing rates for similar types of borrowing arrangements, taking into account the changes in the Bank’s credit margin. These liabilities are classified in Level 2.

Commitments to extend credit, stand-by letters of credit, and financial guarantees written

The fair value of commitments is estimated using the fees currently charged to enter into similar agreements, taking into account the remaining terms of the agreements and the present creditworthiness of the counterparties. For loan commitments, fair value also considers the difference between current levels of interest rates and the committed rates. The fair value of guarantees and letters of credit is based on fees currently charged for similar agreements which consider the counterparty risks; which fair value is calculated based on the present value of the premium to be received or a specific allowance for off-balance sheet credit contingencies, whichever is greater. These commitments are classified in Level 3. Fair value of these instruments is provided for disclosure purposes only.

The following table provides information on the carrying value and estimated fair value of the Bank’s financial instruments that are not measured on a recurring basis:

	December 31, 2014
					Internally
				Internally developed	developed models
			Quoted market	models with	with signicant
			prices in an	significant observable	unobservable market
	Carrying	Fair	active market	market information	information
	Value	Value	(Level 1)	(Level 2)	(Level 3)
Financial assets
Instruments with carrying value that approximates fair value	942,471	942,471	-	942,471	-
Securities held-to-maturity	54,180	53,295	29,909	23,386	-
Loans, net (1)	6,598,060	6,820,731	-	6,820,731	-

Financial liabilities
Instruments with carrying value that approximates fair value	2,936,086	2,936,166	-	2,936,166	-
Short-term borrowings and debt	2,692,537	2,692,344	-	2,692,344	-
Long-term borrowings and debt	1,405,519	1,424,579	-	1,424,579	-
Commitments to extend credit, standby letters of credit, and financial guarantees written	7,637	7,337	-	-	7,337

(1)	The carrying value of loans is net of the Allowance for loan losses of $79.7 million and unearned income and deferred fees of $8.5 million for December 31, 2014.

	December 31, 2013
					Internally
				Internally developed	developed models
			Quoted market	models with	with signicant
			prices in an	significant observable	unobservable market
	Carrying	Fair	active market	market information	information
	Value	Value	(Level 1)	(Level 2)	(Level 3)
Financial assets
Instruments with carrying value that approximates fair value	881,573	881,573	-	881,573	-
Securities held-to-maturity	33,759	33,634	17,010	16,624	-
Loans, net (1)	6,068,879	6,264,624	-	6,264,624	-

Financial liabilities
Instruments with carrying value that approximates fair value	2,662,412	2,662,609	-	2,662,609	-
Short-term borrowings and debt	2,705,365	2,711,936	-	2,711,936	-
Long-term borrowings and debt	1,153,871	1,180,877	-	1,180,877	-
Commitments to extend credit, standby letters of credit, and financial guarantees written	6,827	5,365	-	-	5,365

(1)	The carrying value of loans is net of the Allowance for loan losses of $72.7 million and unearned income and deferred fees of $6.7 million for December 31, 2013.